JPMorgan Equity and Options Total Return ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	2,793	581,168
Northrop Grumman Corp.	817	565,576
RTX Corp.	3,144	631,724
Textron, Inc.	1,851	162,999
		1,941,467
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	1,885	200,225
Automobile Components — 0.1%
Aptiv plc *	1,026	77,719
Automobiles — 1.6%
Tesla, Inc. *	2,282	982,196
Banks — 4.0%
Bank of America Corp.	14,110	750,652
First Citizens BancShares, Inc., Class A	89	184,192
Wells Fargo & Co.	16,167	1,462,952
		2,397,796
Beverages — 0.9%
Coca-Cola Co. (The)	2,555	191,140
PepsiCo, Inc.	2,072	318,321
		509,461
Biotechnology — 2.4%
AbbVie, Inc.	3,609	804,843
Regeneron Pharmaceuticals, Inc.	520	385,554
Vertex Pharmaceuticals, Inc. *	475	223,203
		1,413,600
Broadline Retail — 4.3%
Amazon.com, Inc. * (a)	10,794	2,583,004
Building Products — 0.8%
Trane Technologies plc	1,194	502,172
Capital Markets — 3.7%
Ameriprise Financial, Inc.	864	455,492
Blackstone, Inc.	1,681	239,408
Charles Schwab Corp. (The)	4,560	473,875
CME Group, Inc.	1,326	383,294
Morgan Stanley	2,455	448,774
State Street Corp.	1,713	224,163
		2,225,006
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	7,018	235,664
DuPont de Nemours, Inc.	2,244	98,557
Linde plc	137	62,605
		396,826

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.3%
Arista Networks, Inc. *	828	117,361
Motorola Solutions, Inc.	216	86,948
		204,309
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	232	151,252
Consumer Finance — 1.2%
American Express Co.	1,974	695,184
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	2,062	190,611
Costco Wholesale Corp.	178	167,364
Performance Food Group Co. *	2,791	266,401
Walmart, Inc.	2,362	281,409
		905,785
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	11,922	312,476
Comcast Corp., Class A	11,430	340,042
		652,518
Electric Utilities — 2.0%
Entergy Corp.	3,262	312,793
NextEra Energy, Inc.	4,769	419,195
Southern Co. (The)	4,907	438,244
		1,170,232
Electrical Equipment — 0.6%
Eaton Corp. plc	985	346,149
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	2,797	402,992
Entertainment — 1.2%
Netflix, Inc. *	2,062	172,156
Spotify Technology SA *	234	117,082
Walt Disney Co. (The)	3,786	427,061
		716,299
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B *	905	434,880
Corpay, Inc. *	429	134,976
Fidelity National Information Services, Inc.	2,539	140,280
Mastercard, Inc., Class A (a)	1,846	994,606
		1,704,742
Food Products — 0.7%
Mondelez International, Inc., Class A	7,012	409,992
Ground Transportation — 1.0%
CSX Corp.	15,735	594,154
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. *	2,566	208,770

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Medtronic plc	4,096	421,724
Stryker Corp.	1,344	496,689
		1,127,183
Health Care Providers & Services — 1.1%
Cigna Group (The)	856	234,638
UnitedHealth Group, Inc.	1,514	434,412
		669,050
Health Care REITs — 0.3%
Ventas, Inc.	2,594	201,476
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc., Class A *	4,646	180,590
Hilton Worldwide Holdings, Inc.	1,158	345,675
McDonald's Corp.	1,498	471,870
		998,135
Household Products — 0.3%
Procter & Gamble Co. (The)	1,030	156,323
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	309	48,930
Industrial Conglomerates — 0.7%
3M Co.	2,577	394,693
Industrial REITs — 0.6%
Prologis, Inc.	2,632	343,634
Insurance — 1.3%
Arthur J Gallagher & Co.	645	160,844
MetLife, Inc.	2,976	234,747
Progressive Corp. (The)	1,980	411,840
		807,431
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A (a)	8,785	2,969,330
Meta Platforms, Inc., Class A (a)	2,748	1,968,942
		4,938,272
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	3,141	257,750
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	867	501,655
Machinery — 1.2%
Deere & Co.	656	346,368
Dover Corp.	1,763	355,227
		701,595
Multi-Utilities — 0.5%
CMS Energy Corp.	4,266	304,976
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	4,478	466,742

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	3,822	428,561
Exxon Mobil Corp.	7,403	1,046,784
		1,942,087
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	9,856	542,573
Elanco Animal Health, Inc. *	8,212	197,745
Eli Lilly & Co.	767	795,494
Johnson & Johnson	869	197,480
		1,733,292
Professional Services — 0.3%
Leidos Holdings, Inc.	1,111	209,179
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc. *	719	170,209
Analog Devices, Inc.	1,027	319,274
ASML Holding NV (Registered), NYRS (Netherlands)	190	270,370
Broadcom, Inc.	4,267	1,413,657
Lam Research Corp.	2,505	584,817
Micron Technology, Inc.	2,842	1,179,089
NVIDIA Corp. (a)	25,640	4,900,573
NXP Semiconductors NV (Netherlands)	1,736	392,579
Qnity Electronics, Inc.	1,122	107,914
		9,338,482
Software — 8.7%
AppLovin Corp., Class A *	137	64,816
Autodesk, Inc. *	427	107,976
Cadence Design Systems, Inc. *	437	129,509
Intuit, Inc.	645	321,803
Microsoft Corp. (a)	8,547	3,677,689
Oracle Corp.	1,037	170,670
Palantir Technologies, Inc., Class A *	982	143,951
Roper Technologies, Inc.	227	84,269
Salesforce, Inc.	1,379	292,748
ServiceNow, Inc. *	1,886	220,681
		5,214,112
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	1,894	314,309
Specialty Retail — 2.2%
AutoZone, Inc. *	85	314,865
Lowe's Cos., Inc.	2,444	652,694
TJX Cos., Inc. (The)	2,201	329,732
		1,297,291
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	14,353	3,724,316

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	11,392	245,156
Seagate Technology Holdings plc	1,555	633,958
		4,603,430
Tobacco — 1.3%
Philip Morris International, Inc.	4,201	753,827
Total Common Stocks (Cost $54,715,198)		58,040,192
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c) (Cost $1,905,791)	1,905,791	1,905,791
Total Investments — 100.2% (Cost $56,620,989)		59,945,983
Liabilities in Excess of Other Assets — (0.2)%		(114,927)
NET ASSETS — 100.0%		59,831,056

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $7,231,159.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Written Call Options Contracts as of January 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	210	USD 14,531,370	USD 707.00	2/06/2026	(5,670)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	210	USD 14,531,370	USD 705.00	2/13/2026	(41,580)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	210	USD 14,531,370	USD 702.00	2/20/2026	(93,450)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	210	USD 14,531,370	USD 706.00	2/27/2026	(96,495)
						(237,195)
Total Written Options Contracts (Premiums Received $ (356,448))						(237,195)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,945,983	$—	$—	$59,945,983
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(237,195)	$—	$—	$(237,195)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$764,872	$1,357,282	$216,363	$—	$—	$1,905,791	1,905,791	$12,438	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.